SCHEDULE OF CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Segment Reporting [Abstract]
Total assets	$ 25,000	$ 179,287,568		$ 178,292,737
General and administrative expenses	5,112	426,442	$ 54,616	379,159
Net earnings on marketable securities held in Trust Account		1,457,920		4,606,744
Net income (loss)	$ (5,112)	$ 1,038,689	$ (54,616)	$ 4,244,525